Note 10 - Financial assets and liabilities held for trading - Derivatives by type of risk by product or by type of market (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	€ 30,536	€ 35,265	€ 42,955
Derivative financial liabilities, held for trading	31,815	36,169	43,118
Interest Rate Risk Member | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	1,940	2,429	3,331
Derivative financial liabilities, held for trading	2,413	2,581	3,428
Notional Amount	207,107	212,554	217,958
Interest Rate Risk Member | OTC Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	17,206	20,177	22,339
Derivative financial liabilities, held for trading	16,356	19,965	21,792
Notional Amount	2,702,909	1,916,920	1,296,183
Interest Rate Risk Member | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	1
Derivative financial liabilities, held for trading	0	0	0
Notional Amount	6,092	600	1,311
Interest Rate Risk Member | Organized Market Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	100
Derivative financial liabilities, held for trading	0	0	102
Notional Amount	13,263	22,416	40,698
Interest Rate Risk Member | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	19,147	22,606	25,770
Derivative financial liabilities, held for trading	18,769	22,546	25,322
Notional Amount	2,929,371	2,152,490	1,556,150
Equity Risk [Member] | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	400	495	718
Derivative financial liabilities, held for trading	341	1,118	1,224
Notional Amount	32,906	34,140	44,837
Equity Risk [Member] | OTC Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	230	83	109
Derivative financial liabilities, held for trading	123	90	91
Notional Amount	6,693	8,158	5,312
Equity Risk [Member] | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	2,168	1,200	1,205
Derivative financial liabilities, held for trading	2,492	1,129	937
Notional Amount	72,062	48,644	36,795
Equity Risk [Member] | Organized Market Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	0
Derivative financial liabilities, held for trading	0	0	0
Notional Amount	2,524	4,631	3,712
Equity Risk [Member] | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	2,799	1,778	2,032
Derivative financial liabilities, held for trading	2,956	2,336	2,252
Notional Amount	114,184	95,573	90,655
Foreign Exchange And Gold Risk [Member] | OTC Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	226	245	417
Derivative financial liabilities, held for trading	309	258	539
Notional Amount	21,293	24,447	27,583
Foreign Exchange And Gold Risk [Member] | OTC Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	8,118	10,092	14,436
Derivative financial liabilities, held for trading	9,329	10,430	14,624
Notional Amount	405,659	348,857	392,240
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	3
Derivative financial liabilities, held for trading	1	3	0
Notional Amount	45	104	175
Foreign Exchange And Gold Risk [Member] | Organized Market Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	11	34	16
Derivative financial liabilities, held for trading	54	37	16
Notional Amount	5,286	6,997	5,508
Foreign Exchange And Gold Risk [Member] | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	8,355	10,371	14,872
Derivative financial liabilities, held for trading	9,693	10,729	15,179
Notional Amount	432,283	380,404	425,506
Credit Risk Member | Credit Default Swap [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	228	480	246
Derivative financial liabilities, held for trading	248	507	230
Notional Amount	22,791	27,942	15,788
Credit Risk Member | Credit Spread Option [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	2	0	0
Derivative financial liabilities, held for trading	0	0	0
Notional Amount	500	200	150
Credit Risk Member | Total Return Swap [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	2	9	2
Derivative financial liabilities, held for trading	145	9	108
Notional Amount	2,161	2,039	1,895
Credit Risk Member | Other [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	0	14
Derivative financial liabilities, held for trading	0	0	0
Notional Amount	0	0	1,565
Credit Risk Member | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	232	489	261
Derivative financial liabilities, held for trading	393	517	338
Notional Amount	25,452	30,181	19,399
Commodities Risk [Member] | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	3	3	6
Derivative financial liabilities, held for trading	3	3	6
Notional Amount	67	36	169
Other Risk [Member] | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	0	18	13
Derivative financial liabilities, held for trading	0	38	22
Notional Amount	0	561	1,065
Total [Member] | Subtotal [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	30,536	35,265	42,955
Derivative financial liabilities, held for trading	31,815	36,169	43,118
Notional Amount	3,501,358	2,659,246	2,092,945
Total [Member] | Of Which OTC Derivatives With Credit Institutions [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	16,979	21,016	26,438
Derivative financial liabilities, held for trading	18,729	22,804	28,005
Notional Amount	897,384	898,209	806,096
Total [Member] | Of Which OTC Derivatives With Other Financial Institutions [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	7,372	8,695	8,786
Derivative financial liabilities, held for trading	7,758	9,207	9,362
Notional Amount	2,355,784	1,548,919	1,023,174
Total [Member] | Of Which OTC Derivatives With Rest Of Counterparties [Member]
Derivatives By Type Of Risk By Product Or By Type Of Market Line Items
Derivative financial assets held for trading	4,005	4,316	6,404
Derivative financial liabilities, held for trading	2,780	2,986	4,694
Notional Amount	€ 148,917	€ 128,722	€ 175,473